Columbia Funds Series Trust II
225 Franklin Street
Boston, MA 02110
December 1, 2020
VIA EDGAR
Mr. Mark Cowan
U.S. Securities and Exchange Commission
Division of Investment Management, Disclosure Review Office
100 F Street, N.E.
Washington, D.C. 20549
RE:	Columbia Funds Series Trust II (the Registrant)
Columbia Disciplined Core Fund
Columbia Disciplined Growth Fund
Columbia Disciplined Value Fund
Columbia Floating Rate Fund
Columbia Global Opportunities Fund
Columbia Government Money Market Fund
Columbia Income Opportunities Fund
Columbia Limited Duration Credit Fund
Columbia Minnesota Tax-Exempt Fund
Columbia Strategic Municipal Income Fund

Post-Effective Amendment No. 216 File No. 333-131683 /811-21852
Dear Mr. Cowan:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced funds do not differ from that contained in Registrant’s Post-Effective Amendment No. 216 (Amendment). This Amendment was filed electronically on November 24, 2020.
If you have any questions, please contact either me at (212) 850-1703 or Patrick Gannon at (617) 385-9534.
Sincerely,
Joseph D'Alessandro Assistant Secretary Columbia Funds Series Trust II